CARILLON SERIES TRUST
Carillon Eagle Investment Grade Bond Fund
Carillon Eagle Mid Cap Growth Fund
Carillon Eagle Mid Cap Stock Fund
Carillon Reams Low Duration Bond Fund
Carillon Eagle Smaller Company Fund
Carillon Scout Small Cap Fund

SUPPLEMENT DATED DECEMBER 22, 2017 TO
THE PROSPECTUS AND SUMMARY PROSPECTUSES
DATED NOVEMBER 20, 2017

On November 17, 2017, the Board of Trustees ("Board") of Carillon Series Trust ("Trust") approved a Plan of Reorganization and Termination (the "Reorganization Plan") pursuant to which: (1) the Carillon Eagle Smaller Company Fund would be reorganized into the Carillon Scout Small Cap Fund; and (2) the Carillon Eagle Mid Cap Stock Fund would be reorganized into the Carillon Eagle Mid Cap Growth Fund (collectively, the "Reorganizations"), effective on or about July 13, 2018.  In connection with the Reorganizations, the Board approved the appointment of Scout Investments, Inc. ("Scout") to replace Eagle Asset Management, Inc. ("Eagle") as the subadviser for the Carillon Eagle Smaller Company Fund, as well as a reduction in the investment advisory fee paid by the Carillon Scout Small Cap Fund to Carillon Tower Advisers, Inc. ("Carillon") and the subadvisory fee paid by Carillon to Scout, effective March 1, 2018.

In addition, subject to Board approval, Carillon expects to liquidate the Carillon Eagle Investment Grade Bond Fund and the Carillon Reams Low Duration Bond Fund on or about February 28, 2018.

Finally, effective January 2, 2018, Carillon has contractually agreed to lower the cap on total annual fund operating expenses with respect to the Carillon ClariVest Capital Appreciation Fund.

Additional information regarding the foregoing changes, as well as corresponding changes to the Prospectus and Summary Prospectuses, as applicable, are described below:

1.	The Reorganizations and Related Matters
A.  The Reorganizations
The Reorganizations of the Carillon Eagle Smaller Company Fund and Carillon Eagle Mid Cap Stock Fund (the "Target Funds") into the Carillon Scout Small Cap Fund and Carillon Eagle Mid Cap Growth Fund (the "Acquiring Funds"), respectively, are expected to occur on or about July 13, 2018.  The Reorganization Plan, which sets forth the terms of the Reorganizations, provides for: (1) the transfer of each Target Fund's assets to the corresponding Acquiring Fund and the Acquiring Fund's assumption of the Target Fund's liabilities in exchange solely for shares of beneficial interest ("shares") of the Acquiring Fund that correspond to each class of shares of the Target Fund; and (2) each Target Fund to distribute the shares of the corresponding Acquiring

Fund received by the Target Fund to its shareholders in complete liquidation of the Target Fund and in cancellation of all of the Target Fund's shares.  Each shareholder of a Target Fund will receive the number of full and fractional shares of each class of the corresponding Acquiring Fund equal in value to the full and fractional shares of the corresponding class of the Target Fund held by the shareholder prior to the Reorganizations.  The Reorganizations are intended to qualify as tax-free transactions for federal income tax purposes.

It is not necessary for shareholders of the Target Funds or the Acquiring Funds to approve the Reorganizations or take any other action.  Shareholders of the Target Funds will be sent an Information Statement with additional information regarding the Reorganizations.  The Information Statement also will be available at www.carillontower.com and on the website of the U.S. Securities and Exchange Commission at www.sec.gov.  Please be advised that, effective June 1, 2018, the Target Funds will no longer accept purchases of Target Fund shares or exchanges into the Target Funds.

B.  Reduction in Carillon Scout Small Cap Fund's Investment Advisory Fee

In connection with the Reorganizations, the Board approved a reduction in the investment advisory fee paid by the Carillon Scout Small Cap Fund, effective March 1, 2018.  Therefore, effective as of that date, the following sections will be amended as follows:

In the "Summary of Carillon Scout Small Cap Fund - Fees and expenses of the fund" section of the Prospectus, the "Annual fund operating expenses" table is deleted and replaced with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):	Class A	Class C	Class I	Class Y	Class R-3	Class R-5	Class R-6
Management Fees(a)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%	0.25%	0.50%	0.00%	0.00%
Other Expenses	0.34% (b)	0.34% (b)	0.29%	0.34%(b)	0.34% (b)	0.29% (b)	0.19% (b)
Total Annual Fund Operating Expenses	1.19%	1.94%	0.89%	1.19%	1.44%	0.89%	0.79%

(a) Management Fees have been restated to reflect current fees.
(b) Other expenses are estimated for the current fiscal year.

The "Summary of Carillon Scout Small Cap Fund - Expense example" section of the Prospectus is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	Year 1	Year 3	Year 5	Year 10
Class A	$591	$835	$1,098	$1,850
Class C	$297	$609	$1,047	$2,264
Class I	$91	$284	$493	$1,096
Class Y	$121	$378	$654	$1,443
Class R-3	$147	$456	$787	$1,724
Class R-5	$91	$284	$493	$1,096
Class R-6	$81	$252	$439	$978

C.  Appointment of Scout as Subadviser to the Carillon Eagle Smaller Company Fund

In connection with the Reorganizations, the Board approved the appointment of Scout to replace Eagle as the subadviser for the Carillon Eagle Smaller Company Fund, effective March 1, 2018.  Therefore, effective as of that date, the following sections will be amended as follows:

The "Summary of Carillon Eagle Smaller Company Fund - Subadviser" section of the Prospectus is deleted and replaced with the following:

Subadviser | Scout Investments, Inc. serves as the subadviser to the fund.

The "Summary of Carillon Eagle Smaller Company Fund - Portfolio Managers" section of the Prospectus is deleted and replaced with the following:

James R. McBride, CFA®, has served as the Lead Portfolio Manager of the fund and Timothy L. Miller, CFA® has served as Co-Portfolio Manager of the fund since March 2018.  Messrs. McBride and Miller are jointly and primarily responsible for the day-to-day management of the fund.

In the "Subadvisers" section of the Prospectus, the paragraph regarding Eagle is deleted and replaced with the following:

Eagle, 880 Carillon Parkway, St. Petersburg, FL 33716, serves as the subadviser to the Carillon Eagle Growth & Income Fund, Carillon Eagle Investment Grade Bond Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Mid Cap Stock Fund and Carillon Eagle Small Cap Growth Fund.  As of September 30, 2017, Eagle had approximately $27.9 billion of assets under management.

In the "Subadvisers" section of the Prospectus, the paragraph regarding Scout is deleted and replaced with the following:

Scout Investments, Inc. ("Scout"), 928 Grand Boulevard, Kansas City, MO 64106, serves as the subadviser to the Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund, Carillon Scout International Fund, Carillon Reams Low Duration Bond Fund, Carillon Scout Mid Cap Fund, Carillon Scout Small Cap Fund, Carillon Eagle Smaller Company Fund and Carillon Reams Unconstrained Bond Fund. As of September 30, 2017, Scout had approximately $27.0 billion of assets under management.  Scout's Reams Asset Management division provides subadvisory services to the Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund, Carillon Reams Low Duration Bond Fund and Carillon Reams Unconstrained Bond Fund.

In the "Portfolio Managers" section of the Prospectus, the paragraph regarding Eagle Smaller Fund is deleted and replaced with the following:

Carillon Eagle Smaller Company Fund – James R. McBride, CFA®, is the Lead Portfolio Manager of the fund and Timothy L. Miller, CFA® is Co-Portfolio Manager of the fund.  Messrs. McBride and Miller are jointly and primarily responsible for the day-to-day management of the fund.  Mr. McBride joined Scout in 2009. Prior to joining Scout, Mr. McBride co-founded and served as Vice President/portfolio manager of TrendStar Advisors, LLC from 2003-2009. Mr. McBride was also previously employed by Kornitzer Capital Management, Inc. as a Vice President and research analyst from 2000 until he left to co-found TrendStar Advisors, LLC in August 2003. Prior to joining Kornitzer Capital, Mr. McBride served in a number of increasingly responsible positions with Hewlett-Packard and subsidiary companies of Hewlett-Packard from 1989-2000. Mr. McBride earned a Bachelor of Science, with honors, in Mechanical Engineering from Wichita State University and an MBA in Finance from Indiana University. Mr. McBride is also a graduate of the General Electric Manufacturing Management Program for Manufacturing Engineers.  He is a CFA® charterholder and a member of the CFA® Society Kansas City as well as the CFA® Institute.  Previously, Mr. Miller served as a senior investment analyst for Scout's domestic equity strategies since he joined Scout in September 2012.  Prior to joining Scout, Mr. Miller served as a senior investment analyst for American Century Investments from 2007-2012.  Mr. Miller's investment experience also includes employment at Insight Capital Research & Management, C.E. Unterberg Towbin, and Banc of America Securities.  Mr. Miller earned his MBA in Finance from Indiana University and his Bachelor of Arts in Economics from UCLA.  He is a CFA® charterholder and a member of the CFA® Society Kansas City as well as the CFA® Institute.

2.	Liquidation and Termination of the Carillon Eagle Investment Grade Bond Fund and the Carillon Reams Low Duration Bond Fund

Subject to Board approval, Carillon expects to liquidate and terminate the Carillon Eagle Investment Grade Bond Fund and the Carillon Reams Low Duration Bond Fund (the "Liquidating Funds") on or about February 28, 2018.  In light of each Liquidating Fund's small asset size, it will no longer be practicable for Carillon to operate the Liquidating Funds in an economically viable manner.

In anticipation of the liquidations, effective on or about January 15, 2018, each Liquidating Fund will be closed to new shareholders.  To prepare for the liquidation of the Liquidating Funds, Carillon and/or a Liquidating Fund's subadviser, as applicable, may need to increase the portion of the Liquidating Fund's assets held in cash and similar instruments in order to pay for Liquidating Fund expenses and meet redemption requests.  As a result, the Liquidating Funds may no longer be pursuing their respective investment objectives.  Each Liquidating Fund will distribute cash pro rata to all remaining shareholders who have not previously redeemed or exchanged all of their shares on or about the Liquidation Date.  These distributions are taxable events.  Once the distributions are complete, each Liquidating Fund will terminate.

Please note that you may exchange your shares of a Liquidating Fund at net asset value at any time prior to the Liquidation Date for shares of the same class of another Carillon Mutual Fund.  You may also redeem your shares of a Liquidating Fund at any time prior to the Liquidation Date.  No sales charges, redemption or termination fees will be imposed in connection with such exchanges and redemptions.  In general, exchanges and redemptions are taxable events for shareholders.

In connection with the liquidations, a Liquidating Fund may declare taxable distributions of its net investment income and net capital gains in advance of its regular distribution schedule.

If you hold your Liquidating Fund shares through tax-deferred arrangements, such as a 401(k) plan, 403(b) plan or individual retirement account, you should your tax adviser to discuss the Liquidating Fund's liquidation and determine its tax consequences.

For more information, please contact us at 1.800.421.4184.
3.	Lowering of the Expense Cap of Carillon ClariVest Capital Appreciation Fund
On or about January 2, 2018, the expense cap for each class of shares of the Carillon ClariVest Capital Appreciation Fund will be lowered. Accordingly, effective as of January 2, 2018, the following sections will be amended as follows:

In the "Summary of Carillon ClariVest Capital Appreciation Fund - Fees and expenses of the fund" section of the Prospectus, the "Annual fund operating expenses" table is deleted and replaced with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):	Class A	Class C	Class I	Class Y	Class R-3	Class R-5	Class R-6
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%	0.25%	0.50%	0.00%	0.00%

Other Expenses	0.33%(a)	0.35%(a)	0.32%	0.54%(b)	0.42%(a)	0.30%	0.89%
Total Annual Fund Operating Expenses	1.18%	1.95%	0.92%	1.39%	1.52%	0.90%	1.49%
Fee Waiver and/or Expense Reimbursement or Recoupment (c)	(0.18)%	(0.20)%	(0.22)%	(0.39)%	(0.27)%	(0.20)%	(0.89)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.75%	0.70%	1.00%	1.25%	0.70%	0.60%
(a) Other expenses have been restated to reflect the current administrative services fee rate for Class A, Class C and Class R-3 shares.
(b) Other expenses are estimated for the current fiscal year.
(c) Carillon Tower Advisers, Inc. ("Carillon") has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that: annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2019 as follows: Class A – 1.00%, Class C – 1.75%, Class I – 0.70%, Class Y – 1.00%, Class R-3 - 1.25%, Class R-5 – 0.70%, and Class R-6 – 0.60%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividends, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund's Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

The "Summary of Carillon ClariVest Capital Appreciation Fund - Expense example" section of the Prospectus is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for each share class through February 28, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	Year 1	Year 3	Year 5	Year 10
Class A	$572	$815	$1,077	$1,824
Class C	$278	$593	$1,034	$2,259
Class I	$72	$271	$488	$1,111
Class Y	$102	$402	$723	$1,635
Class R-3	$127	$454	$803	$1,790
Class R-5	$72	$267	$479	$1,089
Class R-6	$61	$383	$729	$1,703

In the "Management of the Funds - Investment Adviser" section of the Prospectus, the following replaces the information in the "Contractual Expense Limitations" table on page 158 that relates to the Fund:

	Contractual Expense Limitations
	Class A	Class C	Class I	Class Y	Class R-3	Class R-5	Class R-6
Carillon ClariVest Capital Appreciation Fund	1.00%	1.75%	0.70%	1.00%	1.25%	0.70%	0.60%

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

CARILLON SERIES TRUST

SUPPLEMENT DATED DECEMBER 22, 2017 TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 20, 2017

On November 17, 2017, the Board of Trustees ("Board") of Carillon Series Trust ("Trust") approved a Plan of Reorganization and Termination (the "Reorganization Plan") pursuant to which: (1) the Carillon Eagle Smaller Company Fund would be reorganized into the Carillon Scout Small Cap Fund; and (2) the Carillon Eagle Mid Cap Stock Fund would be reorganized into the Carillon Eagle Mid Cap Growth Fund (collectively, the "Reorganizations"), effective on or about July 13, 2018.  In connection with the Reorganizations, the Board approved the appointment of Scout Investments, Inc. ("Scout") to replace Eagle Asset Management, Inc. ("Eagle") as the subadviser for the Carillon Eagle Smaller Company Fund, as well as a reduction in the investment advisory fee paid by the Carillon Scout Small Cap Fund to Carillon Tower Advisers, Inc. ("Carillon") and the subadvisory fee paid by Carillon to Scout, effective March 1, 2018.

In addition, effective January 2, 2018, Carillon has contractually agreed to lower the cap on total annual fund operating expenses with respect to the Carillon ClariVest Capital Appreciation Fund.

Additional information regarding the foregoing changes, as well as corresponding changes to the Statement of Additional Information ("SAI"), are described below:

1.	The Reorganizations and Related Matters

 A.  Reduction in Carillon Scout Small Cap Fund's Investment Advisory Fee

In connection with the Reorganizations, the Board approved a reduction in the investment advisory fee paid by the Carillon Scout Small Cap Fund, effective March 1, 2018.  Therefore, effective as of that date, the following section will be amended as follows:

In the "Fund Information - Investment Adviser and Administrator; Subadvisers - Advisory Fees" section of the SAI, the following replaces the table on page 81:

Fund	Fee Type	Average daily net assets	Rate charged
Capital Appreciation	Investment Advisory	$0 to $1 billion	0.60%
		Over $1 billion	0.55%

	Subadvisory	All Assets	0.55%

Growth & Income	Investment Advisory	$0 to $100 million	0.60%
		$100 million to $500 million	0.45%
		Over $500 million	0.40%

	Subadvisory	$0 to $100 million	0.60%
		$100 million to $500 million	0.45%
		Over $500 million	0.40%

International Stock	Investment Advisory	All Assets	0.70%

	Subadvisory	All Assets	0.70%

Investment Grade Bond	Investment Advisory	All Assets	0.30%

	Subadvisory	All Assets	0.30%

Mid Cap Growth, Mid Cap Stock, Small Cap Growth, Smaller Company	Investment Advisory	$0 to $500 million	0.60%
		$500 million to $1 billion	0.55%
		Over $1 billion	0.50%

	Subadvisory	$0 to $500 million	0.60%
		$500 million to $1 billion	0.55%
		Over $1 billion	0.50%

Tactical Allocation	Investment Advisory	All Assets	0.57%

	Subadvisory	All Assets	0.57%

Core Bond	Investment Advisory		0.40%

	Subadvisory		0.40%

Core Plus Bond	Investment Advisory		0.40%

	Subadvisory		0.40%

International	Investment Advisory	First $1 billion	0.80%
		Assets over $1 billion	0.70%

	Subadvisory	First $1 billion	0.80%
		Assets over $1 billion	0.70%

Low Duration Bond	Investment Advisory		0.30%

	Subadvisory		0.30%

Mid Cap	Investment Advisory	First $1 billion	0.80%

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		Assets over $1 billion	0.70%

	Subadvisory	First $1 billion	0.80%
		Assets over $1 billion	0.70%

Small Cap	Investment Advisory	$0 to $500 million	0.60%
		$500 million to $1 billion	0.55%
		Over $1 billion	0.50%

	Subadvisory	$0 to $500 million	0.60%
		$500 million to $1 billion	0.55%
		Over $1 billion	0.50%

Unconstrained Bond	Investment Advisory	First $3 billion	0.60%
		Assets over $3 billion	0.55%

	Subadvisory	First $3 billion	0.60%
		Assets over $3 billion	0.55%

B.  Appointment of Scout as Subadviser to the Carillon Eagle Smaller Company Fund

In connection with the Reorganizations, the Board approved the appointment of Scout to replace Eagle as the subadviser for the Carillon Eagle Smaller Company Fund, effective March 1, 2018.  Therefore, effective as of that date, following sections will be amended as follows:

In the "Fund Information - Investment Adviser and Administrator; Subadvisers - Advisory Fees" section of the SAI on page 79, the following is added as the last sentence of the paragraph that precedes the table titled "Subadvisory fees paid":

Effective March 1, 2018, Scout Investments began serving as subadviser to Smaller Company.

In the "Fund Information - Investment Adviser and Administrator; Subadvisers" section of the SAI on page 75, the third paragraph is deleted and replaced with the following:

Under separate Subadvisory Agreements (collectively the "Subadvisory Agreements"), subject to the direction of Carillon Tower and each Trust's Board, the following firms provide investment advice and portfolio management services to certain funds, as noted, for a fee payable by Carillon Tower:

Subadviser	Fund
Eagle Asset Management, Inc. ("Eagle")	Growth & Income, Investment Grade Bond, Mid Cap Growth,

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Mid Cap Stock, Small Cap Growth
ClariVest Asset Management LLC ("ClariVest")	Capital Appreciation, International Stock
Cougar Global Investments Limited ("Cougar Global")	Tactical Allocation
Scout Investments, Inc. ("Scout Investments")	Core Bond, Core Plus Bond, International, Low Duration Bond, Mid Cap, Small Cap, Unconstrained Bond, Smaller Company

In the "Fund Information - Portfolio Managers - Eagle" section of the SAI on page 85, all referenced to Carillon Eagle Smaller Company Fund are deleted.

In the "Fund Information - Portfolio Managers - Scout Investments" section of the SAI, the section relating to Carillon Scout Small Cap Fund on page 92 is deleted and replaced with the following:

D.          James R. McBride and Timothy L. Miller (Small Cap and Smaller Company)
As of September 30, 2017, Mr. McBride and Mr. Miller are each responsible for the day-to-day management of the following other accounts:
	Number of accounts	Total assets
Registered investment companies	0	$0
Other pooled investment vehicles	0	$0
Other accounts	2	$15.51 million
In none of the 2 above "other accounts" is the advisory fee payable to Scout Investments based upon the account's performance and none of the assets managed pay a performance fee.
As of June 30, 2017, Mr. McBride and Mr. Miller each owns between $100,001 and $500,000 of Small Cap's stock.
The first heading in the "Fund Information - Portfolio Managers - Scout Investments - Compensation" section of the SAI on page 93is deleted and replaced with the following:
International, Mid Cap and Small Cap

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2.	Lowering of the Expense Cap of Carillon ClariVest Capital Appreciation Fund

On or about January 2, 2018, the expense cap for each class of shares of the Carillon ClariVest Capital Appreciation Fund will be been lowered. Accordingly, effective as of January 2, 2018, the SAI is hereby amended as follows:

In the "Fund Information - Investment Adviser and Administrator; Subadvisers - Advisory Fees" section of the SAI, the following replaces the information in the table on page 82 that relates to Carillon ClariVest Capital Appreciation Fund:

Fund	Class A	Class C	Class I & R5	Class Y	Class R3	Class R6
Capital Appreciation	1.00%	1.75%	0.70%	1.00%	1.25%	0.60%

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

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